PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative) ¥ in Millions			3 Months Ended		4 Months Ended	12 Months Ended
	Mar. 16, 2018 USD ($)	Mar. 16, 2018 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CNY (¥)	Oct. 16, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)
Property, Plant and Equipment [Line Items]
Depreciation						$ 3,025,686		$ 2,189,863	$ 1,387,698
Loss from disposition of fixed assets								1,036,304
Impairment of fixed assets								281,680
Upaid Cost						10,700,000
Property, Plant and Equipment, Additions						10,900,000
Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Payments to Acquire Productive Assets					$ 5,900,000
Property, Plant and Equipment, Additions			$ 5,000,000.0
RMB [Member] | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Additions | ¥				¥ 32.1
Cathay Bank [Membeer]
Property, Plant and Equipment [Line Items]
Secured Debt						700,000
Dongguan Rural Commercial Bank [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Bank Debt						7,400,000
Dongguan Jiasheng Enterprise Co., Ltd. [Member]
Property, Plant and Equipment [Line Items]
Payments to Acquire Productive Assets						25,000,000.0
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | RMB [Member]
Property, Plant and Equipment [Line Items]
Payments to Acquire Productive Assets | ¥							¥ 161.3
Dogness Culture [Member]
Property, Plant and Equipment [Line Items]
Estimated budgeted costs	$ 300,000
Cash consideration						200,000
Dogness Culture [Member] | RMB [Member]
Property, Plant and Equipment [Line Items]
Estimated budgeted costs | ¥		¥ 2.2
Cash consideration | ¥							1.5
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation								$ 1,200,000
Warehouse Construction [Member] | Dongguan Jiasheng Enterprise Co., Ltd. [Member]
Property, Plant and Equipment [Line Items]
Estimated budgeted costs	$ 35,800,000
Payments to Acquire Productive Assets						$ 10,800,000
Warehouse Construction [Member] | Dongguan Jiasheng Enterprise Co., Ltd. [Member] | RMB [Member]
Property, Plant and Equipment [Line Items]
Estimated budgeted costs | ¥		¥ 230.8
Payments to Acquire Productive Assets | ¥							¥ 69.5